Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Statements of Comprehensive Loss	The following tabular represents reconciliation between the amount of the “theoretical” tax that would have applied and the amount of the tax on ordinary operating income, as recorded in the statements of comprehensive loss:
	Year ended December 31,
	2025	2024	2023

Pre-tax loss as reported in the statements of comprehensive loss	29,443	34,938	33,835
Corporate tax rate	23%	23%	23%

Theoretical tax savings	6,772	8,036	7,782
Non-deductible expenses	(48)	(138)	(225)
Differences in measurement base	953	(325)	10
Losses and timing differences in respect of which no deferred taxes were recorded	(7,677)	(7,573)	(7,567)
Tax expenses in respect of the reported year	-	-	-